Acquisitions	12 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Acquisitions
24.	Acquisitions

(1)	EMI Music Publishing acquisition
On November 14, 2018, Sony Corporation of America, Sony’s wholly-owned subsidiary, completed the acquisition of the entirety of the approximately 60% equity interest held by the investor consortium led by the Mubadala Investment Company in DH Publishing, L.P. (“EMI”), which owned and managed EMI Music Publishing, for the equity purchase price of 257,168 million yen (2,269 million U.S. dollars), which includes payments related to warrants and management equity plans. Sony paid all the consideration in cash upon the acquisition. As a result of this acquisition, EMI has become a wholly-owned subsidiary of Sony. This acquisition allows Sony to build upon its music publishing library by providing the Company with full ownership of the EMI Music Publishing catalog which was being administered by Sony’s wholly-owned music publishing subsidiary, Sony/ATV Music Publishing. Sony’s consolidated income statements for the fiscal year ended March 31, 2019 include revenue and operating income of 28,871 million yen (260 million U.S. dollars) and 6,432 million yen (58 million U.S. dollars), respectively, attributable to EMI since the date of acquisition. Sony’s consolidated income statements for the three months ended March 31, 2019 include revenue and operating income of 18,420 million yen (167 million U.S. dollars) and 4,522 million yen (41 million U.S. dollars), respectively, attributable to EMI.
Prior to the acquisition, Sony’s interest in EMI was accounted for under the equity method of accounting. As a result of Sony obtaining a controlling interest in EMI, Sony consolidated EMI using the acquisition method of accounting and recorded the fair value of the identifiable assets, liabilities assumed and residual goodwill of EMI. Sony remeasured the approximately 40% equity interest in EMI that Sony already owned prior to the acquisition at a fair value of 141,141 million yen (1,245 million U.S. dollars) which resulted in the recognition of a non-cash
gain of 116,939 million yen (1,032 million U.S. dollars) recorded in other operating income, net for the three months ended December 31, 2018. Sony did not record any tax expense or deferred tax liability corresponding to this gain. Sony also assumed EMI’s existing interest-bearing debt of 148,621 million yen (1,311 million U.S. dollars) as a result of this acquisition, of which 108,942 million yen (961 million U.S. dollars) was repaid immediately from Sony’s existing cash.
The following table summarizes the preliminary and final fair values assigned to the assets and liabilities of EMI that were recorded in the Music segment. Certain areas of the purchase price allocation were not yet finalized as of the fiscal year ended March 31, 2019, including the valuation of income taxes and residual goodwill.

	Yen in millions
	Acquired assets and liabilities recorded at fair value as of acquisition date (Preliminary)	Measurement period adjustments	Acquired assets and liabilities recorded at fair value as of acquisition date (Final)
Cash and cash equivalents	12,971		12,971
Notes and accounts receivable, trade and contract assets	32,287		32,287
Prepaid expenses and other current assets	10,220	(98)	10,122
Securities investments and other	1,476		1,476
Intangibles, net	420,534		420,534
Goodwill	237,271	(1,206)	236,065
Other	10,023		10,023

Total assets	724,782	(1,304)	723,478

Notes and accounts payable, trade	1,731		1,731
Accounts payable, other and accrued expenses	70,675		70,675
Accrued income and other taxes	3,082	(69)	3,013
Long-term debt	148,621		148,621
Accrued pension and severance costs	1,947		1,947
Deferred income taxes	94,849	(1,235)	93,614
Other	5,564		5,564

Total liabilities	326,469	(1,304)	325,165

Intangibles mainly consists of music publishing catalogs with weighted average amortization periods of 43 years. Goodwill represents unidentifiable intangible assets, such as future growth from new revenue streams and synergies with existing Sony assets and businesses, and is calculated as the excess of the purchase price over the estimated fair value of the tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill recorded in connection with this acquisition is included in the Music segment.
The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and EMI as though the acquisition had occurred as of the beginning of the fiscal year ended March 31, 2018:

Yen in millions, Yen per share amounts
Fiscal year ended March 31
2019
Net sales	8,738,209
Operating income	801,973
Net income attributable to Sony Group Corporation’s stockholders	817,629
Per share data:
— Basic EPS	645.53
— Diluted EPS	631.55
The unaudited supplemental pro forma financial information is based on estimates and assumptions, which Sony believes are reasonable, and is not intended to represent or be indicative of what Sony’s consolidated net income attributable to Sony Group Corporation’s stockholders would have been had the acquisition been completed at the beginning of the fiscal year ended March 31, 2018 and should not be taken as indicative of Sony’s future consolidated net income attributable to Sony Group Corporation’s stockholders. The unaudited supplemental pro forma financial information includes the elimination of equity in net income and consolidation of EMI, the adjustment of the gain from the remeasurement of the previously owned equity interest, incremental intangible asset amortization, net of the related tax effects and the adjustments of expenses incurred in relation to warrants and management equity plans
.

(2)	Insomniac Games, Inc. acquisition
On November 15, 2019, Sony Interactive Entertainment LLC, a wholly-owned subsidiary in the G&NS segment of Sony, completed the acquisition of Insomniac Games, Inc. (“Insomniac Games”), a game developer. The consideration for this acquisition of 24,895 million yen (229 million U.S. dollars) was mainly paid in cash. As a result of this acquisition, Insomniac Games has become a wholly-owned subsidiary of Sony.
As a result of this acquisition, Sony recorded 17,945 million yen (164 million U.S. dollars) of goodwill and 6,794 million yen (62 million U.S. dollars) of intangible assets. The cash consideration paid in this transaction, net of cash received, is included within Other in the investing activities section of the consolidated statements of cash flows. Pro forma results of operations have not been presented because the effect of the acquisition was not material.

(3)	Silvergate Media acquisition
On December 9, 2019, Sony, through a wholly-owned subsidiary in the Pictures segment, acquired Silvergate Media Group (“Silvergate”), a company focused on developing, producing and licensing children’s animation. The consideration for this acquisition of 21,017 million yen (192 million U.S. dollars) was paid in cash. As a result of this acquisition, Sony owns (1) 100% of Silvergate Topco Limited, which holds all assets of Silvergate other than certain rights held by Silvergate BP Bidco Limited, and (2) 31% of Silvergate BP Bidco Limited, the entity through which Silvergate produces its Peter Rabbit television series, and Sony recorded 11,431 million yen (106 million U.S. dollars) of goodwill and 3,387 million yen (32 million U.S. dollars) of intangible assets. The cash consideration paid in this transaction, net of cash received, is included within Other in the investing activities section of the consolidated statements of cash flows. Pro forma results of operations have not been presented because the effect of the acquisition was not material.

(4)	Acquisition of equity interests in joint ventures in the life insurance business
On January 29, 2020, Sony
Life
, Sony’s consolidated subsidiary, acquired 50% of the shares of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. (collectively, the “JVs”) from AEGON International B.V. The purchase price for the acquisition was 18,750 million yen and Sony Life paid all the consideration in cash upon the acquisition. As a result of this acquisition, Sony Life owns 100% of the shares of the JVs and the JVs have become consolidated subsidiaries
of Sony. Sony Life will endeavor to make use of the strength and know-how
of the variable annuity business accumulated by AEGON Sony Life Insurance Co., Ltd, strengthen the initiatives for the senior market, and improve earnings in an early stage by enhancing efficiency through integrated operation and organizational management. AEGON Sony Life Insurance Co., Ltd. changed its name to “Sony Life With Insurance Co., Ltd.,” as of April 1, 2020, and Sony Life With Insurance Co., Ltd., was subsequently merged with Sony Life as of April 1, 2021.
Prior to the acquisition, Sony’s interest in the JVs was accounted for under the equity method of accounting. As a result of Sony obtaining a controlling interest in the JVs, Sony consolidated the JVs using the acquisition method of accounting and recorded the fair value of the identifiable assets, liabilities assumed and residual goodwill of the JVs. Sony remeasured the 50% equity interest in the JVs that Sony already owned prior to the acquisition at a fair value of 13,932 million yen which resulted in the recognition of a non-cash
gain of 1,827 million yen recorded in other operating income, net. Sony did not record any tax expense or deferred tax liability corresponding to this gain.
The following table summarizes the fair values assigned to the assets and liabilities of the JVs that were recorded in the Financial Services segment.

Yen in millions
Cash and cash equivalents	27,380
Marketable securities	530,851
Prepaid expenses and other current assets	21,933
Securities investments and other	15,329
Goodwill	3,609
Other	406

Total assets	599,508

Future insurance policy benefits and other	66,599
Policyholders’ account in the life insurance business	495,248
Other	4,979

Total liabilities	566,826

Goodwill represents the expected improvement of profitability due to business integration with Sony Life and operational efficiency, and is calculated as the excess of the purchase price over the estimated fair value of the tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill recorded in connection with this acquisition is included in the Financial Services segment. Pro forma results of operations have not been presented because the effect of the acquisition was not material.

(5)	Other acquisitions
During the fiscal year ended March 31, 2019, Sony completed other acquisitions for total consideration of 7,743 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 5,773 million yen of goodwill and 4,422 million yen of intangible assets.
During the fiscal year ended March 31, 2020, Sony completed other acquisitions for total consideration of 6,853 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 6,778 million yen of goodwill and 2,301 million yen of intangible assets.
During the fiscal year ended March 31, 2021, Sony completed other acquisitions for total consideration of 21,674 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 19,954 million yen of goodwill and 6,237 million yen of intangible assets.
No significant amounts have been allocated to
in-process
research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Pro forma results of operations have not been presented because the effects of other acquisitions, individually and in aggregate, were not material
.